                                  EUREKA FUNDS
                                 CLASS A SHARES
     SUPPLEMENT DATED NOVEMBER 24, 1999 TO PROSPECTUS DATED FEBRUARY 1, 1999

Capitalized terms used in this Supplement that are not defined have the meaning assigned to them in the Prospectus.

Richard Weiss and Brian Garbe have resigned from their positions at Sanwa Bank California. Effective immediately, Cecilia Chen, Vice President and Director of Equities, is the manager of the Eureka Global Asset Allocation Fund and the Eureka Equity Fund.

As director of Sanwa Investment Management's quantitative research operations, Cecilia Chen oversees the equity selection process, and the global and domestic asset allocation and currency strategies. Ms. Chen also manages the Sanwa Small Stock Fund and the equity portfolios of high-net-worth individuals.

Ms. Chen has more than seven years of experience in the investment management field, with more than five years at Sanwa. Prior to joining Sanwa, Ms. Chen worked as a business/programmer analyst responsible for selecting, planning, and implementing a comprehensive trading and portfolio management and accounting system. Ms. Chen is a Chartered Financial Analyst and holds a Masters of Business Administration from the University of California at Irvine and a Bachelor of Science in math and computer science from the University of California at Los Angeles.

                                  EUREKA FUNDS
                                  TRUST SHARES
     SUPPLEMENT DATED NOVEMBER 24, 1999 TO PROSPECTUS DATED FEBRUARY 1, 1999

Capitalized terms used in this Supplement that are not defined have the meaning assigned to them in the Prospectus.

Richard Weiss and Brian Garbe have resigned from their positions at Sanwa Bank California. Effective immediately, Cecilia Chen, Vice President and Director of Equities, is the manager of the Eureka Global Asset Allocation Fund and the Eureka Equity Fund.

As director of Sanwa Investment Management's quantitative research operations, Cecilia Chen oversees the equity selection process, and the global and domestic asset allocation and currency strategies. Ms. Chen also manages the Sanwa Small Stock Fund and the equity portfolios of high-net-worth individuals.

Ms. Chen has more than seven years of experience in the investment management field, with more than five years at Sanwa. Prior to joining Sanwa, Ms. Chen worked as a business/programmer analyst responsible for selecting, planning, and implementing a comprehensive trading and portfolio management and accounting system. Ms. Chen is a Chartered Financial Analyst and holds a Masters of Business Administration from the University of California at Irvine and a Bachelor of Science in math and computer science from the University of California at Los Angeles.